Share Buyback	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Buyback [Abstract]
Share Buyback	24. Share buyback
On 8 February 2024, we announced a share buyback programme for an aggregate market value equivalent of up to €1.5 billion. As at 31 December 2024, the Group repurchased 27,368,909 (2023: 31,734,256) ordinary shares which are held by Unilever as treasury shares. Consideration paid in 2024 for the repurchase of shares including transaction costs was €1,508 million (2023: €1,507 million) and was recognised in other reserves.